Components of Changes in Non-cash Working Capital Balances (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Change In Noncash Working Capital Balances [Abstract]
Accounts receivable	$ 103,857	$ 51,152
Inventory	5,181	1,157
Accounts payable and accrued liabilities	(53,666)	(61,376)
Non cash working capital	55,372	(9,067)
Operations	55,391	(4,493)
Investments	$ (19)	$ (4,574)